Cash and cash equivalents - Schedule of cash and cash equivalents (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2018
Subclassifications of assets, liabilities and equities [abstract]
Cash	$ 6,235	$ 6,462
Triparty repos and term bank deposits	17,368	10,296
Cash equivalents (excluding triparty repos and term bank deposits)	7,508	5,714
Total cash and cash equivalents	$ 31,111	$ 22,472	$ 22,468	$ 25,575